Document and Entity Information	Jun. 16, 2026
Cover [Abstract]
Entity Registrant Name	QuidelOrtho Corp
Amendment Flag	false
Entity Central Index Key	0001906324
Document Type	8-K
Document Period End Date	Jun. 16, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-41409
Entity Tax Identification Number	87-4496285
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	552-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false